Property and Equipment	12 Months Ended
Apr. 28, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment, net is summarized as follows:

	April 28, 2024	April 30, 2023
Leasehold improvements	$84,747	$63,606
Furniture, fixtures, and equipment	50,355	34,069
Building and building improvements	7,000	7,000
Software	18	—
Construction in progress	9,557	24,569
Total cost	151,677	129,244
Less: accumulated depreciation	(71,662)	(66,402)
Property and equipment, net	80,015	62,842
During the fiscal year ended April 28, 2024, the Company capitalized interest expense of $557 into construction in progress.
Construction in progress relates to new locations under construction.